As filed with the Securities and Exchange Commission on December 18, 2015

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 152	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Bush Street, Suite 900

San Francisco, California 94104

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

One Bush Street, Suite 900

San Francisco, California 94104

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 15, 2016, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 152 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate January 15, 2016, as the new effective date for Post-Effective Amendment No. 148 filed pursuant to Rule 485(a) under the Securities Act on October 7, 2015. This Post-Effective Amendment No. 152 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 148.

This Post-Effective Amendment No. 152 relates solely to RS Focused Global Opportunity Fund, a series of RS Investment Trust (the “Trust”). This Post-Effective Amendment No. 152 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

RS INVESTMENT TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on October 7, 2015 (“Amendment No. 148/150”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 148/150 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 7, 2015.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 148/150 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 7, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 152 under the Securities Act and Amendment No. 154 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 18th day of December, 2015.

RS Investment Trust

By:	/s/ SHELLY (TAM) CHU
Shelly (Tam) Chu
Title:	Treasurer and Principal Financial and Accounting Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 152 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

MATTHEW H. SCANLAN* Matthew H. Scanlan	Trustee, President and Principal Executive Officer	December 18, 2015

/s/ SHELLY (TAM) CHU Shelly (Tam) Chu	Treasurer and Principal Financial and Accounting Officer	December 18, 2015

JUDSON BERGMAN* Judson Bergman	Trustee	December 18, 2015

DENNIS M. BUSHE* Dennis M. Bushe	Trustee	December 18, 2015

KENNETH R. FITZSIMMONS JR.* Kenneth R. Fitzsimmons, Jr.	Trustee	December 18, 2015

ANNE M. GOGGIN* Anne M. Goggin	Trustee	December 18, 2015

CHRISTOPHER C. MELVIN JR* Christopher C. Melvin, Jr.	Trustee	December 18, 2015

GLORIA S. NELUND* Gloria S. Nelund	Trustee	December 18, 2015

* By:	/s/ NINA GUPTA
Nina Gupta Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith